Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of detailed information about property, plant and equipment
The estimated useful lives for each asset class are as follows:

Equipment	3 - 5 years
Computer hardware and computer-related software	3 - 5 years
Furniture and fittings	5 - 10 years
Leasehold improvements	Shorter of the remaining lease term or 7 years
Property and equipment, net consisted of the following:

	Equipment	Computer Hardware and Software	Furniture and Fittings	Leasehold Improvements and Other	Total
	(U.S. $ in thousands)
As of June 30, 2018
Opening cost balance	$3,895	$53,448	$7,083	$33,840	$98,266
Additions	1,651	247	4,023	28,279	34,200
Disposals	(320)	(44,545)	(83)	(668)	(45,616)
Effect of change in exchange rates	(2)	(3)	8	5	8
Closing cost balance	5,224	9,147	11,031	61,456	86,858

Opening accumulated depreciation	(2,121)	(38,336)	(2,449)	(14,187)	(57,093)
Depreciation expense	(1,214)	(11,543)	(1,485)	(7,915)	(22,157)
Effect of change in exchange rates	(1)	1	(4)	21	17
Disposals	272	43,048	43	668	44,031
Closing accumulated depreciation	(3,064)	(6,830)	(3,895)	(21,413)	(35,202)
Net book amount	$2,160	$2,317	$7,136	$40,043	$51,656

As of June 30, 2019
Opening cost balance	$5,224	$9,147	$11,031	$61,456	$86,858
Additions	3,460	1,911	4,268	33,838	43,477
Disposals	(829)	(514)	(689)	(5,339)	(7,371)
Effect of change in exchange rates	2	4	(4)	83	85
Closing cost balance	7,857	10,548	14,606	90,038	123,049

Opening accumulated depreciation	(3,064)	(6,830)	(3,895)	(21,413)	(35,202)
Depreciation expense	(1,336)	(1,476)	(2,031)	(8,604)	(13,447)
Disposals	741	498	493	5,339	7,071
Effect of change in exchange rates	1	—	5	(18)	(12)
Closing accumulated depreciation	(3,658)	(7,808)	(5,428)	(24,696)	(41,590)
Net book amount	$4,199	$2,740	$9,178	$65,342	$81,459